Intangible assets	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
6	Intangible assets

Cost:

	Balance at January 1, 2025	Additions	Effect of movements in exchange rates	Balance at December 31, 2025
	US $ in millions
Software (mostly development costs)	289.5	19.6	(0.1)	309.0
Other intangible assets	3.4			3.4
Total	292.9	19.6	(0.1)	312.4

Amortization and impairment charges:

	Balance at January 1, 2025	Amortization	Effect of movements in exchange rates	Balance at December 31, 2025
	US $ in millions
Software (mostly development costs)	179.9	19.7		199.6
Other intangible assets	3.2	0.2		3.4
Total	183.1	19.9		203.0

Net carrying amounts:

	Balance at January 1, 2025	Balance at December 31, 2025
	US $ in millions	US $ in millions

Software (mostly development costs)	109.6	109.4
Other intangible assets	0.2
Total	109.8	109.4

Cost:
	Balance at January 1, 2024	Additions	Disposals	Effect of movements in exchange rates	Balance at December 31, 2024

	US $ in millions
Software (mostly development costs)	268.4	21.2		(0.1)	289.5
Other intangible assets	4.5		(1.1)		3.4
Total	272.9	21.2	(1.1)	(0.1)	292.9

Amortization and impairment charges:

	Balance at January 1, 2024	Amortization	Disposals	Effect of movements in exchange rates	Balance at December 31, 2024
	US $ in millions
Software (mostly development costs)	166.7	13.4		(0.2)	179.9
Other intangible assets	4.2	0.1	(1.1)		3.2
Total	170.9	13.5	(1.1)	(0.2)	183.1

Net carrying amounts:

	Balance at January 1, 2024	Balance at December 31, 2024
	US $ in millions	US $ in millions

Software (mostly development costs)	101.7	109.6
Other intangible assets	0.3	0.2
Total	102.0	109.8